Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

Prudential Day One 2065 Fund

Prudential Day One Income Fund

(collectively, the “Day One Funds”) and

PGIM 60/40 Allocation Fund (the “60/40 Fund”) (the Day One Funds and the 60/40 Fund, collectively referred to as the “Funds”)

Supplement dated May 5, 2020 to each Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective May 5, 2020, George Sakoulis, PhD will no longer serve as a portfolio manager for the Funds. All references and information pertaining to George Sakoulis, PhD are hereby removed from the Funds’ Summary Prospectus, Prospectus and SAI.

Effective May 5, 2020, Lorne Johnson will be added as a portfolio manager to the Day One Funds.

To reflect the addition of Lorne Johnson as portfolio manager to the Day One Funds, the Day One Funds’ Summary Prospectus, Prospectus and SAI are revised, as follows:

1.	The table in the section of the Summary Prospectus and Prospectus entitled “Management of the Fund” is hereby revised by adding the following:

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	QMA LLC	Lorne Johnson, PhD	Managing Director and Portfolio Manager	May 2020

2.	The section of the Prospectus entitled “How the Funds are Managed – Portfolio Managers” is revised by adding the following:

Lorne Johnson, PhD, is a Managing Director and Portfolio Manager working within the Global Multi-Asset Solutions team. As the Director of Institutional Solutions, he serves as a subject matter expert, and performs research and analysis for Global Multi-Asset Solutions portfolios. Prior to joining QMA, Lorne was a Senior Portfolio Manager at State Street Global Advisors’ Investment Solutions Group with a focus on managing tactical asset allocation portfolios. Previously, Lorne was a Portfolio Manager at CalPERS and Numeric Investors, a Senior Portfolio Manager at ABP Investments, and an Economist at Caxton Associates. He earned a BA in both public administration and history at California State University, an MA in applied economics at San Jose State University and an MA and PhD in economics at the University of Washington.

3.	In Part I of the SAI, the table entitled “The Funds’ Portfolio Managers: Information About Other Accounts Managed” is revised by adding the following:
Fund	Subadviser	Portfolio Manager	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*
Income Fund	QMA	Lorne Johnson, PhD	48/$60,733,108,439	3/$1,162,346,683.01	24/$1,128,796,763.48
2015 Fund	QMA	Lorne Johnson, PhD	48/$60,730,229,748	3/$1,162,346,683.01	24/$1,128,796,763.48
2020 Fund	QMA	Lorne Johnson, PhD	48/$60,694,234,529	3/$1,162,346,683.01	24/$1,128,796,763.48
2025 Fund	QMA	Lorne Johnson, PhD	48/$60,687,157,642	3/$1,162,346,683.01	24/$1,128,796,763.48
2030 Fund	QMA	Lorne Johnson, PhD	48/$60,693,126,224	3/$1,162,346,683.01	24/$1,128,796,763.48
2035 Fund	QMA	Lorne Johnson, PhD	48/$60,706,291,465	3/$1,162,346,683.01	24/$1,128,796,763.48
2040 Fund	QMA	Lorne Johnson, PhD	48/$60,710,431,808	3/$1,162,346,683.01	24/$1,128,796,763.48
2045 Fund	QMA	Lorne Johnson, PhD	48/$60,722,461,046	3/$1,162,346,683.01	24/$1,128,796,763.48
2050 Fund	QMA	Lorne Johnson, PhD	48/$60,729,329,637	3/$1,162,346,683.01	24/$1,128,796,763.48
2055 Fund	QMA	Lorne Johnson, PhD	48/$60,733,789,719	3/$1,162,346,683.01	24/$1,128,796,763.48
2060 Fund	QMA	Lorne Johnson, PhD	48/$60,740,092,543	3/$1,162,346,683.01	24/$1,128,796,763.48
2065 Fund	QMA	Lorne Johnson, PhD	48/60,742,993,147.56	3/$1,162,346,683.01	24/$1,128,796,763.48

*Information is as of March 31, 2020.

4.	In Part I of the SAI, the table entitled “The Funds’ Portfolio Managers: Personal Investments and Financial Interests” is revised by adding the following:
Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Funds and Similar Strategies*
QMA	Lorne Johnson, PhD	None

*Information is as of March 31, 2020.

The dollar range for Mr. Johnson’s investment in the Day One Funds are: None.

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